Compensation Plans - Additional Information (Details) shares in Millions, $ in Millions	12 Months Ended
	Nov. 30, 2016 USD ($) plan shares	Nov. 30, 2015 USD ($)	Nov. 30, 2014 USD ($)	Mar. 31, 2014
Employee Benefits Disclosure [Line Items]
Shares available for future grant | shares	17.3
Award vesting period	3 years
Unrecognized compensation cost	$ 50
Weighted-average period over which cost is expected to be recognized	1 year 4 months 24 days
Pension expense	$ 27	$ 47	$ 69
Defined contribution plans, total expense	$ 30	$ 30	$ 25
Restricted Stock Awards
Employee Benefits Disclosure [Line Items]
Award vesting period	3 years
Restricted Stock Units
Employee Benefits Disclosure [Line Items]
Award vesting period	3 years
Pension Plan
Employee Benefits Disclosure [Line Items]
Weighted-average discount rates	2.90%	3.50%
Net of benefit obligations and plan assets	$ 88
Multiemployer Defined Benefit Pension Plan
Employee Benefits Disclosure [Line Items]
Number of multiemployer plans | plan	2
Multiemployer Defined Benefit Pension Plan | MNOPF
Employee Benefits Disclosure [Line Items]
Funded percentage				90.00%
Employer contribution as a percentage of total contributions made by all plan participants	5.00%	5.00%	5.00%
Multiemployer Defined Benefit Pension Plan | MNRPF
Employee Benefits Disclosure [Line Items]
Funded percentage				67.00%
Employer contribution as a percentage of total contributions made by all plan participants	5.00%	5.00%	5.00%